Earnings / (Loss) per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net income / (loss)	$ 9,660	$ (16,201)	$ 58,397
Weighted average common shares outstanding, basic	96,128,173	93,735,549	77,061,227
Basic earnings / (loss) per share	$ 0.10	$ (0.17)	$ 0.76
Dillutive effect of non vested shares	153,216	(0)	264,884
Weighted average common shares outstanding, diluted	96,281,389	93,735,549	77,326,111
Diluted earnings / (loss) per share	$ 0.10	$ (0.17)	$ 0.76